Subsequent Events - Additional Information (Detail) - USD ($)		1 Months Ended
	Mar. 15, 2017	Dec. 31, 2007	Feb. 28, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Stock issued, issuance price				$ 6.30
ZETA ACQUISITION CORP. II [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Proceeds from private placement		$ 50,000
ZETA ACQUISITION CORP. II [Member] | Common Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Share issued, private placement		5,000,000
Subsequent Event [Member] | ZETA ACQUISITION CORP. II [Member]
Subsequent Event [Line Items]
Common stock conversion basis	2.3336572:1 basis
Subsequent Event [Member] | ZETA ACQUISITION CORP. II [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Proceeds from private placement	$ 37,200,000
Subsequent Event [Member] | ZETA ACQUISITION CORP. II [Member] | Common Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Share issued, value private placement	$ 40,250,000
Share issued, private placement	8,049,555
Stock issued, issuance price	$ 5
Subsequent Event [Member] | Senior secured convertible note [Member] | February Convertible Notes [Member]
Subsequent Event [Line Items]
Debt instrument amount			$ 297,355